Personnel expenses	12 Months Ended
Dec. 31, 2021
Personnel expenses
Personnel expenses

21.Personnel expenses

The personnel expenses mentioned in note 19 and 20 above are as follows:

	Year Ended
	December 31,
(in thousands of $)	2021	2020	2019
Short‑term employee benefits—Salaries	$135,676	$75,437	$36,747
Short‑term employee benefits—Social Security	12,785	9,087	3,996
Post‑employment benefits	2,864	1,242	837
Termination benefits	818	1,005	722
Share‑based payment	167,965	92,558	41,612
Employer social security contributions stock options	5,002	15,214	12,032
Total personnel expenses	$325,110	$194,543	$95,946

The post-employment benefits relate to the pension plans the Company has in place for its employees.

The average number of full-time equivalents (FTE) employees by department is presented below:

	Year Ended
	December 31,
Average Number of FTE	2021	2020	2019
Research and development	349.7	213.0	121.6
Selling, general and administrative	264.4	119.5	56.3
	614.1	332.5	177.9